UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 -------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 -------------------------------

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          BVF Inc.
               ------------------------------------------------------------
               900 North Michigan Avenue, Suite 1100
               ------------------------------------------------------------
               Chicago, Illinois 60611
               ------------------------------------------------------------

Form 13F File Number:
28-                                6800
                        --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:            Mark N. Lampert
                 -------------------------------------------------
Title:           President
                 -------------------------------------------------
Phone:           (312) 506-6500
                 -------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark N. Lampert         San Francisco, CA           February 14, 2008
-------------------------  -------------------------   -------------------------
      [Signature]                [City, State]                    [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                          -----------------------

Form 13F Information Table Entry Total:            39
                                          -----------------------

Form 13F Information Table Value Total:          242,106
                                          -----------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.     Form 13F File Number          Name

    1       28-6770                       BVF Partners L.P.

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
      COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7            COLUMN 8
                                                              SHRS OR
                                                             SH/PRN/PUT/
                             TITLE OF              VALUE     CALL TOTAL    INVESTMENT     OTHER               VOTING
   NAME OF ISSUER             CLASS      CUSIP    (x1,000)   SHARES HELD   DISCRETION    MANAGERS            AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SOLE     SHARED      NONE
                                                                                                   ---------------------------------

ADOLOR CORP                     COM     00724X102      457       99,339  Shared-defined     1                  99,339
ANADYS PHARMACEUTICALS INC      COM     03252Q408    2,963    1,840,600  Shared-defined     1               1,840,600
AP PHARMA INC                 COM NEW   00202J203    2,262    1,431,521  Shared-defined     1               1,431,521
ARIAD PHARMACEUTICALS INC       COM     04033A100    5,931    1,395,577  Shared-defined     1               1,395,577
ARQULE INC                      COM     04269E107   22,949    3,956,650  Shared-defined     1               3,956,650
AUTOIMMUNE INC                  COM     052776101    5,949    3,605,297  Shared-defined     1               3,605,297
AVALON PHARMACEUTICALS INC      COM     05346P106    4,103    1,262,428  Shared-defined     1               1,262,428
AVIGEN INC                      COM     053690103    6,787    1,596,837  Shared-defined     1               1,596,837
COMBINATORX INC                 COM     20010A103    7,606    1,713,049  Shared-defined     1               1,713,049
CURAGEN CORP                    COM     23126R101    1,446    1,571,411  Shared-defined     1               1,571,411
CURIS INC                       COM     231269101    5,405    5,515,541  Shared-defined     1               5,515,541
CYPRESS BIOSCIENCES INC       COM PAR   232674507   21,857    1,981,584  Shared-defined     1               1,981,584
                                $.02
DEPOMED INC                     COM     249908104    2,306      707,400  Shared-defined     1                 707,400
FLAMEL TECHNLOGIES SA        SPONSORED  338488109   19,878    1,991,772  Shared-defined     1               1,991,772
                                ADL
GENAERA CORP                  COM NEW   36867G209    2,297    1,148,739  Shared-defined     1               1,148,739
GENELABS TECHNOLOGIES INC     COM NEW   368706206      744      586,198  Shared-defined     1                 586,198
IMMUNOGEN INC                   COM     45253H101    9,858    2,375,476  Shared-defined     1               2,375,476
INFINITY PHARMACEUTICALS INC    COM     45665G303    1,051      110,000  Shared-defined     1                 110,000
IOMAI CORP                      COM     46202P103      392      381,500  Shared-defined     1                 381,500
KOSAN BIOSCIENCES INC           COM     50064W107      202       56,000  Shared-defined     1                  56,000
LEXICON PHARMACEUTICALS INC     COM     528872104   12,614    4,163,027  Shared-defined     1               4,163,027
LIGAND PHARMACEUTICALS INC      CL B    53220K207    3,116      645,100  Shared-defined     1                 645,100
NEUROBIOLOGICAL TECHNOLOGI      COM     64124W100   16,289    5,288,754  Shared-defined     1               5,288,754
NEUROCRINE BIOSCIENCE INC       COM     64125C109    2,508      552,500  Shared-defined     1                 552,500
NOVACEA INC                     COM     66987B103    1,606      538,860  Shared-defined     1                 538,860
NPS PHARMACEUTICALS INC         COM     62936P103    7,174    1,873,100  Shared-defined     1               1,873,100
NEKTAR THERAPUTICS              COM     640268108    4,168      621,100  Shared-defined     1                 621,100
ORTHOLOGIC CORP                 COM     68750J107    5,209    3,858,808  Shared-defined     1               3,858,808
OSTEOLOGIX INC                  COM     68858P104    1,038      757,574  Shared-defined     1                 757,574
PALATIN TECHNOLOGIES INC      COM NEW   696077304      154      768,800  Shared-defined     1                 768,800
PHARMACOPEIA INC                COM     7171EP101   11,328    2,374,890  Shared-defined     1               2,374,890
RENOVIS INC                     COM     759885106    8,087    2,686,675  Shared-defined     1               2,686,675
REPLIGEN CORP                   COM     759916109   13,630    2,080,950  Shared-defined     1               2,080,950
SGX PHARMACEUTICALS INC         COM     78423C108    8,425    1,769,900  Shared-defined     1               1,769,900
SIRTRIS PHARMACEUTICALS INC     COM     82968A105    8,181      597,578  Shared-defined     1                 597,578
SUNESIS PHARMACEUTICALS INC     COM     867328502      506      254,092  Shared-defined     1                 254,092
SUPERGEN INC                    COM     868059106    4,625    1,267,200  Shared-defined     1               1,267,200
TAPESTRY PARMACEUTICALS INC   COM NEW   876031204      396    1,320,400  Shared-defined     1               1,320,400
TARGACEPT INC                   COM     87611R306    8,609    1,042,230  Shared-defined     1               1,042,230


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